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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 25 West 53rd Street
         New York, NY 10019

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212) 399-8982

Signature, Place, and Date of Signing:

    /s/ Vincent Guacci           New York, NY            August 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           2
Form 13F Information Table Value Total: $    17,702
                                         (thousands)

List of Other Included Managers:

        None

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                          Form 13F Information Table

                                                                                            VOTING AUTHORITY
                      TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER   -------------------
                       CLASS        CUSIP   (x$1000)   PRN   PRN CALL DISCRECTION MANAGERS  SOLE   SHARED NONE
  NAME OF ISSUER    ------------- --------- -------- ------- --- ---- ----------- -------- ------- ------ ----
SINOVAC BIOTECH LTD SHS           P8696W104   7525   2871997 SH          SOLE              2871997
3SBIO INC           SPONSORED ADR 88575Y105  10177   1043826 SH          SOLE              1043826